UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       2/12/10
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/09
                              RUN DATE: 12/31/09

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   25
                                        --------------------

Form 13F Information Table Value Total:           $70,007
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 AMERON INTERNATIONAL CORP        COM         30710107          317     5,000                 SOLE          0        5,000
 ACXIOM CORP                      COM         005125109       3,508   261,210                 SOLE          0      261,210
 ADMINISTAFF INC                  COM         007094105       1,908    80,900                 SOLE          0       80,900
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,247   101,800                 SOLE          0      101,800
 CIMAREX ENERGY                   COM         171798101       1,827    34,500                 SOLE          0       34,500
 COHERENT INC                     COM         192479103       3,510   118,064                 SOLE          0      118,064
 CSG SYS INTL INC                 COM         126349109       6,457   338,242                 SOLE          0      338,242
 CUBIC CORP                       COM         229669106         245     6,557                 SOLE          0        6,557
 EMCOR GROUP INC                  COM         29084Q100       3,243   120,570                 SOLE          0      120,570
 GLOBAL PAYMENTS INC              COM         37940X102       8,300   154,100                 SOLE          0      154,100
 GRANITE CONSTRUCTION INC         COM         387328107         902    26,800                 SOLE          0       26,800
 KAYDON CORP                      COM         486587108       5,303   148,300                 SOLE          0      148,300
 LHC GROUP INC                    COM         50187A107       4,839   143,972                 SOLE          0      143,972
 MARINE PRODUCTS CORP             COM         568427108         234    47,480                 SOLE          0       47,480
 MKS INSTRUMENTS INC              COM         55306N104       2,691   154,660                 SOLE          0      154,660
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       3,389    72,100                 SOLE          0       72,100
 ORION MARINE GROUP INC           COM         68628V308          42     2,000                 SOLE          0        2,000
 TUDOR PERINI CORP                COM         713839108       2,054   113,600                 SOLE          0      113,600
 PHARMACEUTICAL PROD DEV INC      COM         717124101       4,001   170,700                 SOLE          0      170,700
 RBC BEARINGS                     COM         75524B104       1,312    53,936                 SOLE          0       53,936
 ROLLINS INC                      COM         775711104       1,936   100,425                 SOLE          0      100,425
 SYKES ENTERPRISES INC            COM         871237103       1,990    78,126                 SOLE          0       78,126
 TOTAL SYSTEM SERVICES INC        COM         891906109       1,364    79,000                 SOLE          0       79,000
 THOR INDUSTRIES                  COM         885160101       1,677    53,400                 SOLE          0       53,400
 WABTEC CORP                      COM         929740108       6,710   164,300                 SOLE          0      164,300
